American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
January 31, 2026

Growth Fund - Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.4%
General Electric Co.	698,162	214,189,120
Automobiles — 3.1%
Tesla, Inc.(1)	1,091,699	469,878,167
Banks — 0.4%
Regions Financial Corp.	1,953,955	55,687,717
Biotechnology — 2.6%
AbbVie, Inc.	1,248,761	278,486,191
Vertex Pharmaceuticals, Inc.(1)	255,187	119,912,371
		398,398,562
Broadline Retail — 4.8%
Amazon.com, Inc.(1)	3,090,743	739,614,800
Building Products — 0.6%
Trane Technologies PLC	206,025	86,649,994
Capital Markets — 1.3%
Goldman Sachs Group, Inc.	75,073	70,224,035
KKR & Co., Inc.	404,989	46,274,043
S&P Global, Inc.	145,512	76,799,779
		193,297,857
Communications Equipment — 0.3%
Motorola Solutions, Inc.	105,622	42,517,080
Construction and Engineering — 0.3%
Sterling Infrastructure, Inc.(1)	119,630	42,816,773
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	294,492	276,896,103
Electrical Equipment — 1.4%
Eaton Corp. PLC	155,498	54,645,107
GE Vernova, Inc.	217,374	157,893,953
		212,539,060
Electronic Equipment, Instruments and Components — 1.1%
Amphenol Corp., Class A	1,101,577	158,715,214
Coherent Corp.(1)	83,350	17,685,203
		176,400,417
Entertainment — 2.0%
Liberty Media Corp.-Liberty Formula One, Class C(1)	455,648	39,650,489
Netflix, Inc.(1)	2,425,981	202,545,154
Spotify Technology SA(1)	143,966	72,033,388
		314,229,031
Financial Services — 3.9%
Adyen NV(1)	18,628	27,622,413
Apollo Global Management, Inc.	444,087	59,747,465
Mastercard, Inc., Class A	959,069	516,736,787
		604,106,665
Ground Transportation — 0.9%
Uber Technologies, Inc.(1)	1,775,367	142,118,128
Health Care Equipment and Supplies — 1.2%
IDEXX Laboratories, Inc.(1)	57,146	38,314,107
Intuitive Surgical, Inc.(1)	289,556	145,999,926
		184,314,033

Health Care Providers and Services — 0.6%
Cencora, Inc.	242,107	86,969,677
Hotels, Restaurants and Leisure — 1.5%
Airbnb, Inc., Class A(1)	471,548	61,004,165
Dutch Bros, Inc., Class A(1)	987,013	53,683,637
Expedia Group, Inc.	237,097	62,792,769
Marriott International, Inc., Class A	163,693	51,612,403
		229,092,974
Household Products — 0.6%
Church & Dwight Co., Inc.	335,042	32,247,792
Procter & Gamble Co.	423,426	64,263,364
		96,511,156
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	287,359	45,503,298
Interactive Media and Services — 12.3%
Alphabet, Inc., Class A	3,778,369	1,277,088,722
Meta Platforms, Inc., Class A	804,457	576,393,441
Pinterest, Inc., Class A(1)	1,402,187	31,030,398
		1,884,512,561
IT Services — 2.0%
Cloudflare, Inc., Class A(1)	265,031	47,003,248
MongoDB, Inc.(1)	188,040	69,824,893
Okta, Inc.(1)	948,960	80,168,141
Snowflake, Inc., Class A(1)	539,378	103,938,140
		300,934,422
Machinery — 1.0%
Parker-Hannifin Corp.	83,517	78,158,549
Xylem, Inc.	532,234	73,379,102
		151,537,651
Oil, Gas and Consumable Fuels — 0.2%
Cheniere Energy, Inc.	121,958	25,796,556
Pharmaceuticals — 3.7%
Eli Lilly & Co.	490,467	508,687,849
Zoetis, Inc.	493,777	61,633,245
		570,321,094
Semiconductors and Semiconductor Equipment — 22.2%
Analog Devices, Inc.	181,856	56,535,393
Applied Materials, Inc.	291,201	93,859,906
ASML Holding NV	50,941	73,044,565
Broadcom, Inc.	2,503,669	829,465,540
Lam Research Corp.	723,876	168,996,091
Micron Technology, Inc.	45,665	18,945,495
NVIDIA Corp.	10,735,829	2,051,938,997
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	332,433	109,889,053
		3,402,675,040
Software — 16.6%
AppLovin Corp., Class A(1)	295,283	139,701,340
Cadence Design Systems, Inc.(1)	479,767	142,183,748
Crowdstrike Holdings, Inc., Class A(1)	256,978	113,431,374
Datadog, Inc., Class A(1)	516,421	66,783,564
Dynatrace, Inc.(1)	1,816,988	69,209,073
Gitlab, Inc., Class A(1)	842,216	29,460,716
Microsoft Corp.	3,920,965	1,687,152,030
Oracle Corp.	324,909	53,473,523

Palantir Technologies, Inc., Class A(1)	458,751	67,248,309
ServiceNow, Inc.(1)	901,062	105,433,265
Workday, Inc., Class A(1)	443,720	77,930,543
		2,552,007,485
Specialty Retail — 2.5%
Home Depot, Inc.	415,444	155,621,168
O'Reilly Automotive, Inc.(1)	1,043,036	102,645,173
TJX Cos., Inc.	541,909	81,183,387
Tractor Supply Co.	1,014,991	51,642,742
		391,092,470
Technology Hardware, Storage and Peripherals — 8.7%
Apple, Inc.	5,162,093	1,339,459,892
Trading Companies and Distributors — 0.3%
Fastenal Co.	1,188,038	51,513,328
TOTAL COMMON STOCKS (Cost $6,055,801,439)		15,281,581,111
EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 1000 Growth ETF(2) (Cost $24,066,599)	50,833	23,685,637
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	115,672	115,672
Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.88%, 12/31/32, valued at $35,362,489), at 3.66%, dated 1/30/26, due 2/2/26 (Delivery value $34,679,574)		34,669,000
TOTAL SHORT-TERM INVESTMENTS (Cost $34,784,672)		34,784,672
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,114,652,710)		15,340,051,420
OTHER ASSETS AND LIABILITIES — 0.0%		7,264,097
TOTAL NET ASSETS — 100.0%		$15,347,315,517

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,943,808	USD	2,287,289	Goldman Sachs & Co. LLC	3/27/26	$22,451
EUR	2,957,375	USD	3,482,102	Morgan Stanley & Co. LLC	3/27/26	32,014
EUR	1,851,781	USD	2,161,093	Morgan Stanley & Co. LLC	3/27/26	39,295
USD	18,492,595	EUR	15,657,360	Citibank NA	3/27/26	(112,343)
USD	18,500,815	EUR	15,657,360	Goldman Sachs & Co. LLC	3/27/26	(104,122)
USD	5,337,565	EUR	4,539,386	Goldman Sachs & Co. LLC	3/27/26	(56,384)
USD	18,479,159	EUR	15,657,360	Morgan Stanley & Co. LLC	3/27/26	(125,778)
USD	3,829,668	EUR	3,263,263	Morgan Stanley & Co. LLC	3/27/26	(47,921)
USD	3,765,069	EUR	3,214,535	Morgan Stanley & Co. LLC	3/27/26	(54,618)
USD	2,734,272	EUR	2,350,503	Morgan Stanley & Co. LLC	3/27/26	(58,725)
USD	18,499,406	EUR	15,657,360	UBS AG	3/27/26	(105,532)
USD	1,733,249	EUR	1,471,680	UBS AG	3/27/26	(15,482)
USD	2,465,421	EUR	2,093,172	UBS AG	3/27/26	(21,801)
						$(608,946)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,282,086. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $17,770,377, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$15,180,914,133	$100,666,978	—
Exchange-Traded Funds	23,685,637	—	—
Short-Term Investments	115,672	34,669,000	—
	$15,204,715,442	$135,335,978	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$93,760	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$702,706	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.